Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.15%	2.48%	2.03%
A
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	2.50%	1.85%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.31%	1.15%	0.90%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	1.32%	1.00%
IS
Prospectus [Line Items]
Average Annual Return, Percent		5.49%	2.96%	2.11%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA 1-Year US Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.